Consolidated Statements of Cash Flows - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 103.7	$ 61.9	$ 86.7	$ 17.0	$ (772.7)
Adjustments to reconcile Net income / (loss) to Net cash from operating activities
Depreciation and amortization	52.9	56.5	74.5	87.2	120.3
Amortization of deferred financing costs			3.1	1.1	2.9
Unrealized loss (gain) on derivatives			0.0	(1.0)	(4.2)
Deferred income taxes	(17.2)	(7.5)	16.3	8.1	(477.5)
Charge for early redemption of debt	0.0	0.6	0.6	1.1	0.5
Impairment of Long-Lived Assets Held-for-use			0.0	66.3	1,353.5
Gain (Loss) on Disposition of Business	0.0	(12.4)	(12.4)	0.0	0.0
Loss / (Gain) on asset disposal, net			0.2	15.7	(0.1)
Changes in certain assets and liabilities:
Accounts receivable	18.9	(3.3)	13.5	14.6	(8.3)
Inventories	(2.1)	(0.2)	(0.3)	10.3	32.2
Prepaid taxes			0.0	0.0	2.7
Taxes applicable to subsequent years	54.3	54.0	(1.3)	6.4	0.0
Deferred regulatory costs, net	2.9	(4.1)	(9.2)	(23.7)	4.1
Accounts payable	(4.8)	(1.1)	3.8	(48.7)	14.6
Accrued taxes payable	(65.6)	(58.7)	(12.7)	(17.5)	(10.5)
Accrued interest payable	6.0	(0.3)	(0.4)	(1.3)	(2.0)
Pension, retiree and other benefits	(9.3)	(3.1)	(2.4)	4.8	3.0
Other	(0.8)	6.1	11.0	(5.0)	(21.3)
Net cash provided by operating activities	138.9	113.2	195.8	135.4	237.2
Cash flows from investing activities:
Capital expenditures	(121.1)	(65.0)	(93.1)	(101.7)	(128.3)
Payments for Removal Costs	0.0	(14.5)	(14.5)	0.0	0.0
Proceeds from Sale of Property, Plant, and Equipment	0.0	10.6	10.6	0.0	0.2
Insurance proceeds	0.0	0.1	0.4	12.5	6.1
Other investing activities, net	(3.5)	(0.2)	(0.3)	(0.3)	0.4
Net cash provided by / (used in) investing activities	(124.6)	(69.0)	(96.9)	(89.5)	(121.6)
Cash flows from financing activities:
Dividends paid on preferred stock			0.0	0.0	(0.7)
Deferred financing costs	(4.6)	0.0	0.0	0.0	(8.5)
Preferred Stock, Redemption Amount			0.0	0.0	(23.5)
Retirement of debt	(436.1)	(63.3)	(64.5)	(104.5)	(445.3)
Proceeds from Contributions from Parent	0.0	80.0	80.0	70.0	0.0
Premium paid for early redemption of debt	(0.1)	0.0	0.0	(0.4)	0.0
Issuance of long-term debt	422.3	0.0	0.0	0.0	442.8
Borrowings from revolving credit facilities	60.0	30.0	30.0	40.0	0.0
Repayment of borrowings from revolving credit facilities	0.0	(40.0)	(40.0)	(30.0)	0.0
Dividends paid on common stock to parent	(90.0)	(43.8)	(43.8)	(39.0)	(70.0)
Borrowings from related party			0.0	30.0	10.0
Repayment of borrowings from related party			0.0	(35.0)	(40.0)
Net cash from financing activities	(48.5)	(37.1)	(38.3)	(68.9)	(135.2)
Net Cash Provided by (Used in) Discontinued Operations			0.0	27.0	15.8
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	(34.2)	7.1
Cash and cash equivalents:
Net increase / (decrease) in cash			60.6	4.0	(3.8)
Restricted Cash and Cash Equivalents	32.0		66.2	5.6	1.6
Supplemental cash flow information:
Interest paid, net of amounts capitalized	10.8	17.0	22.9	28.4	21.4
Income taxes paid / (refunded), net	19.0	8.3	13.1	28.1	0.3
Non-cash financing and investing activities:
Accruals for capital expenditures	$ 2.0	$ 7.2	10.8	19.7	14.8
Subsidiary of Common Parent [Member]
Non-cash financing and investing activities:
Equity Settlement of Related Party Payable			0.0	$ 0.0	7.5
Generation [Member]
Non-cash financing and investing activities:
Disposal Group, Including Discontinued Operation, Net Assets			$ (10.0)		$ 0.0